UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sio Capital Management, LLC
Address:  99 Park Avenue, Suite 820
          New York, New York 10016

Form 13F File Number: 28-13691

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jim Laird
Title:  COO / CFO
Phone:  212-601-9778

Signature, Place, and Date of Signing:

        /s/ Jim Laird, New York, NY, August 13, 2010

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                ---------------

Form 13F Information Table Entry Total:                   22
                                                ---------------

Form 13F Information Table Value Total:             $ 95,748
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                TITLE OF               VALUE    SHRS OR    SH/   PUT/  INVESTMENT    OTHER
  NAME OF ISSUER                 CLASS     CUSIP      (X$1000)  PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------                 -----     -----      --------  -------    ---   ----  ----------   --------   ----    ------   ----
ABBOTT LABORATORIES  		   COM	   002824 10 0	 7,017 	 150,000    SH		     SOLE	      150,000
AMARIN CORPORATION PLC -ADR  	   COM	   023111 20 6	 2,136 	 857,779    SH		     SOLE	      857,779
AUXILIUM PHARMACEUTICALS INC  	   COM	   05334D 10 7	 5,993 	 255,000    SH		     SOLE	      255,000
BAXTER INTERNATIONAL INC  	   COM	   071813 10 9	 4,345 	 106,913    SH		     SOLE	      106,913
BIOVAIL CORPORATION  	           COM	   09067J 10 9	 3,844 	 199,800    SH		     SOLE	      199,800
CIGNA CORP  	                   COM	   125509 10 9	 2,408 	 77,530     SH		     SOLE	       77,530
COVIDIEN PLC  	                   SHS	   G2554F 10 5	 5,099 	 126,913    SH		     SOLE	      126,913
ENDOLOGIX INC  	                   COM	   29266S 10 6	 1,106 	 244,235    SH		     SOLE	      244,235
FOREST LABORATORIES INC  	   COM	   345838 10 6	 3,840 	 140,000    SH		     SOLE	      140,000
GILEAD SCIENCES INC  	           COM	   375558 10 3	 14,084  410,844    SH		     SOLE	      410,844
INTERMUNE INC	                   CALL	   45884X 90 3	 59 	 475,000    SH	 CALL 	     SOLE	      475,000
HEARTWARE INTERNATIONAL INC  	   COM	   422368 10 0	 2,774 	 39,587     SH		     SOLE	       39,587
MCKESSON CORP  	                   COM	   58155Q 10 3	 6,716 	 100,000    SH		     SOLE	      100,000
MYRIAD GENETICS INC	           COM	   62855J 10 4	 511 	 135,973    SH		     SOLE	      135,973
ORTHOFIX INTERNATIONAL NV  	   COM 	   N6748L 10 2	 5,551 	 173,195    SH		     SOLE	      173,195
PFIZER INC  	                   COM	   717081 10 3	 9,373 	 657,276    SH		     SOLE	      657,276
QUESTCOR PHARMACEUTICALS  	   COM	   74835Y 10 1	 2,571 	 251,844    SH		     SOLE	      251,844
RAPTOR PHARMACEUTICAL CORP  	   COM	   75382F 10 6	 175 	 63,700     SH		     SOLE	       63,700
SANOFI-AVENTIS-ADR  	           COM	   80105N 10 5	 6,000 	 199,597    SH		     SOLE	      199,597
SAVIENT PHARMACEUTICALS INC  	   COM	   80517Q 10 0	 3,233 	 256,623    SH		     SOLE	      256,623
ST JUDE MEDICAL INC  	           COM	   790849 10 3	 2,429 	 67,296     SH		     SOLE	       67,296
UNITEDHEALTH GROUP INC  	   COM	   91324P 10 2	 6,483 	 228,285    SH		     SOLE	      228,285